Investments - Mortgage loans (Details) $ in Millions	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	232
Amortized cost, net | $	$ 3,359	$ 3,988
Mortgage loans on real estate, carrying value (percentage)	100.00%	100.00%
2021 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	28
Amortized cost, net | $	$ 254
Mortgage loans on real estate, carrying value (percentage)	7.60%
2022 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	23
Amortized cost, net | $	$ 291
Mortgage loans on real estate, carrying value (percentage)	8.70%
2023 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	41
Amortized cost, net | $	$ 485
Mortgage loans on real estate, carrying value (percentage)	14.40%
2024 | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	25
Amortized cost, net | $	$ 510
Mortgage loans on real estate, carrying value (percentage)	15.20%
Thereafter | Mortgage loans
Debt Securities, Available-for-sale [Line Items]
Number of loans | loan	115
Amortized cost, net | $	$ 1,819
Mortgage loans on real estate, carrying value (percentage)	54.10%
Apartment complex
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	34.10%	35.60%
Office buildings
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	23.30%	22.40%
Retail
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	15.80%	14.30%
Warehouse
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	14.50%	16.20%
Other
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	12.30%	11.50%
Texas
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	20.10%	16.80%
California
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	14.30%	14.10%
Illinois
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	6.90%	8.00%
Florida
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	6.30%	6.70%
North Carolina
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	5.60%	4.90%
New Jersey
Debt Securities, Available-for-sale [Line Items]
Mortgage loans on real estate, carrying value (percentage)	3.90%	6.00%